Note 3 - Inventories	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	December 31, 2019	December 31, 2020
Lubricants	487,268	547,534
Victualing	21,443	38,232
Bunkers	-	799,514
Total	508,711	1,385,280